Subsequent Events	6 Months Ended
Jun. 30, 2016
Subsequent Events [Abstract]
Subsequent Events

12.Subsequent Events

(a)  On July 1, 2016, the Company repaid the amount of $77,000 for the pre-delivery financing of the VLCC tanker Ulysses and drew down the amount of $76,400 from another lender.

(b)  On July 22, 2016, the Company drew down $5,172 for the pre-delivery financing of one of the aframax tankers under construction, under a loan agreed in June 2014.

(c) On August 1, 2016, the Company paid dividends of $0.50 and $0.55469 per share for its 8.00% Series B and its 8.875% Series C Preferred Shares respectively.

(d) On August 9, 2016, the Company drew down $23,049 for the financing of the aframax tanker Thomas Zafiras, which was delivered on August 12, 2016.

(e) On August 10, 2016, the Company paid a dividend of $0.08 per share of common share outstanding which was declared on May 31, 2016.

(f) On August 16, 2016, the Company drew down $14,076 for the financing of the shuttle tanker Sunray, which was delivered on August 19, 2016.

(g)  On August 29, 2016, the Company paid a dividend of $0.546875 per share for its Series D Preferred Shares.

(h)     On September 8, 2016, the Company drew down $10,938 for the refinancing of the handysize tanker Andromeda and on the same date repaid the outstanding balance of the loan amounting to $10,938.

(i) On September 9, 2016, the Company declared a dividend of $0.08 per common share to be paid on November 10, 2016.

(j)  On September 16, 2016, the Company drew down $5,122 for the pre-delivery financing of one of the aframax tankers under construction, under a loan agreed in June 2014.

(k)  On September 22, 2016, the Company drew down $14,076 for the financing of the shuttle tanker Sunrise, which was delivered on September 27, 2016.

(l)  On October 3, 2016, the Company repaid $68,008 to a lender for debt approaching maturity relating to the vessels Millennium, Eurochampion 2004, Euronike and on the same date, drew down the amount of $60,000 from another lender.

 (m)  On October 5, 2016, the Company drew down the amount of $155,904 for the financing of the LNG carrier Maria Energy and repaid the amount of $52,195 of the pre-delivery financing of the same vessel to another lender. The vessel was delivered on October 19, 2016.

(n)  On October 6, 2016, the Company drew down $10,156 for the refinancing of the handysize tanker Arion and on the same date repaid the outstanding balance of the loan amounting to $10,156.

(o)  On October 7, 2016, the Company drew down $23,049 for the financing of the aframax tanker Leontios H, which was delivered on October 12, 2016.

(p) On October 27, 2016, the Company drew down $6,254 for the pre-delivery financing of the aframax tanker Bergen.

(q) On October 31, 2016, the Company paid cash dividends of $0.50 per share for its 8.00% Series B Preferred Shares and $0.55469 per share for its 8.875% Series C Preferred Shares which were declared on October 11, 2016.